FAIR VALUE MEASUREMENTS (Schedule of Changes in Level 3 Contingent Consideration Obligation Measured) (Details) - Seculert Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Contingent Consideration [Line Items]
Fair value at the beginning of the year	$ 1,550
Acquisition date fair value of contingent consideration related to investment in Seculert (see Note 1c)		1,981
Changes in the fair value of contingent consideration in Seculert, net	(240)	(431)
Payment of contingent consideration in Seculert	(1,310)
Fair value at December 31, 2018		$ 1,550